Shareholder Fees - FidelitySeriesInternationalFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none